PREPAID EXPENSES - Disclosure of prepaid expenses (Details) - CAD ($)	Nov. 30, 2023	Nov. 30, 2022
Prepaid Expenses [Line Items]
Prepaid expenses	$ 183,872	$ 30,947
Advertising and promotions [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	0	113
Investor relations [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	85,510	0
Professional fees [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	7,469	0
Consulting fees [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	80,000	0
Rent [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	0	8,247
Transfer agent and filing fees [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	7,143	13,748
Insurance [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	$ 3,750	$ 8,839